Summary of material accounting policies (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure Of Material Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Additions	1,933	29,301	16,145	111,011	158,390
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	2,244	3,800	1,520	11,404	18,968
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Accumulated depreciation
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Depreciation expense (Note 24)	3,234	28,697	12,675	98,759	143,365
Impairment (Note 24)	—	2,163	423	—	2,586
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	445	3,022	787	7,485	11,739
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Net carrying amount as at September 30, 2023	54,402	91,544	54,561	188,769	389,276
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Additions	5,202	24,040	9,344	117,196	155,782
Additions - business acquisitions (Note 27c)	—	4,776	984	2,404	8,164
Disposals/retirements	(4,116)	(6,997)	(6,466)	(88,261)	(105,840)
Foreign currency translation adjustment	(2,622)	(3,671)	(2,396)	(25,506)	(34,195)
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Accumulated depreciation
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Depreciation expense (Note 24)	2,888	24,127	11,815	94,821	133,651
Impairment (Note 24)	—	858	—	—	858
Disposals/retirements	(893)	(6,958)	(6,424)	(88,261)	(102,536)
Foreign currency translation adjustment	(489)	(3,392)	(1,782)	(19,915)	(25,578)
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Net carrying amount as at September 30, 2022	53,904	92,325	50,781	172,598	369,608

Disclosure of estimated useful lives of intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships	5 to 7 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships	Total
	$	$	$	$	$	$
Cost
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Additions	33,963	9,130	19,811	111,894	—	174,798
Business acquisitions (Note 27c)	—	—	—	—	(8,951)	(8,951)
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,873	509	750	(4,175)	25,627	27,584
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Accumulated amortization and impairment
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Amortization expense (Note 24)	30,475	13,421	3,274	69,053	47,824	164,047
Disposals/retirements	(49,103)	(3,900)	(9,002)	—	—	(62,005)
Foreign currency translation adjustment	4,227	343	588	(2,889)	19,971	22,240
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Net carrying amount as at September 30, 2023	53,435	35,038	22,185	367,278	145,167	623,103

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships	Total
	$	$	$	$	$	$
Cost
As at September 30, 2021	246,584	98,891	78,641	624,850	1,154,620	2,203,586
Additions	23,400	10,111	1,160	103,309	—	137,980
Additions - business acquisitions (Note 27c)	3,479	—	1,630	—	105,538	110,647
Disposals/retirements	(29,419)	(2,647)	(2,007)	(28,932)	—	(63,005)
Foreign currency translation adjustment	(5,104)	(1,869)	(844)	34,794	(28,765)	(1,788)
As at September 30, 2022	238,940	104,486	78,580	734,021	1,231,393	2,387,420
Accumulated amortization and impairment
As at September 30, 2021	196,504	53,834	72,731	365,597	1,008,127	1,696,793
Amortization expense (Note 24)	26,603	14,711	3,201	48,211	47,214	139,940
Impairment (Note 24)	—	519	—	2,840	—	3,359
Disposals/retirements	(29,419)	(2,647)	(2,007)	(28,932)	—	(63,005)
Foreign currency translation adjustment	(4,049)	(1,094)	(831)	20,582	(20,234)	(5,626)
As at September 30, 2022	189,639	65,323	73,094	408,298	1,035,107	1,771,461
Net carrying amount as at September 30, 2022	49,301	39,163	5,486	325,723	196,286	615,959